Borrowing and Credit Agreements (Details) (USD $)	0 Months Ended	12 Months Ended																								0 Months Ended			0 Months Ended										0 Months Ended							1 Months Ended															12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Commercial paper	Dec. 31, 2012 Commercial paper	Dec. 31, 2013 4.875% senior notes due 2014	Dec. 31, 2012 4.875% senior notes due 2014	Dec. 31, 2013 3.25% senior notes due 2015	Dec. 31, 2012 3.25% senior notes due 2015	Dec. 31, 2013 1.2% senior notes due 2016	Dec. 31, 2012 1.2% senior notes due 2016	Dec. 31, 2013 6.125% senior notes due 2016	Dec. 31, 2012 6.125% senior notes due 2016	Nov. 26, 2012 6.125% senior notes due 2016	Dec. 31, 2013 5.75% senior notes due 2017	Dec. 31, 2012 5.75% senior notes due 2017	Dec. 31, 2013 2.25% senior notes due 2018	Dec. 02, 2013 2.25% senior notes due 2018	Dec. 31, 2012 2.25% senior notes due 2018	Dec. 31, 2013 6.6% senior notes due 2019	Dec. 31, 2012 6.6% senior notes due 2019	Nov. 26, 2012 6.6% senior notes due 2019	Dec. 31, 2013 4.75% senior notes due 2020	Dec. 31, 2012 4.75% senior notes due 2020	May 12, 2011 4.125% senior notes due 2021	Dec. 31, 2013 4.125% senior notes due 2021	Dec. 31, 2012 4.125% senior notes due 2021	Nov. 26, 2012 2.75% senior notes due 2022	Dec. 31, 2013 2.75% senior notes due 2022	Dec. 31, 2012 2.75% senior notes due 2022	Dec. 31, 2013 4.0% senior notes due 2023	Dec. 02, 2013 4.0% senior notes due 2023	Dec. 31, 2012 4.0% senior notes due 2023	Dec. 31, 2013 6.25% senior notes due 2027	Dec. 31, 2012 6.25% senior notes due 2027	Dec. 31, 2013 6.125% senior notes due 2039	Dec. 31, 2012 6.125% senior notes due 2039	May 12, 2011 5.75% senior notes due 2041	Dec. 31, 2013 5.75% senior notes due 2041	Dec. 31, 2012 5.75% senior notes due 2041	Nov. 26, 2012 5.75% senior notes due 2041	Dec. 31, 2013 5.3% senior notes due 2043	Dec. 02, 2013 5.3% senior notes due 2043	Dec. 31, 2012 5.3% senior notes due 2043	Jul. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2011 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2013 Enhanced Capital Advantage Preferred Securities due 2062		Dec. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062		Jun. 01, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2013 Deferred Acquisition Payables due 2015-2017 [Member]		Dec. 31, 2012 Deferred Acquisition Payables due 2015-2017 [Member]		Dec. 31, 2013 Mortgage notes payable	Dec. 31, 2012 Mortgage notes payable	Dec. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2013 Unsecured back-up credit facility expiring on May 2013	Dec. 31, 2013 Unsecured back-up credit facility expiring on February 2017	Dec. 31, 2013 Unsecured back-up credit facility expiring on May 2015	Dec. 31, 2013 Unsecured back-up credit facilities	Dec. 02, 2013 Unsecured Senior Notes 1.25 Percent Due in 2016 [Member]	Nov. 26, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Dec. 31, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Apr. 30, 2011 Trust Preferred Securities [Member] UAM Medicare Part D Business	May 12, 2011 2011 Notes
Debt Instrument [Line Items]
Total debt		$ 13,402,000,000	$ 9,828,000,000		$ 0	$ 690,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 750,000,000	$ 0	$ 421,000,000	$ 421,000,000		$ 1,310,000,000	$ 1,310,000,000	$ 1,250,000,000		$ 0	$ 394,000,000	$ 394,000,000		$ 450,000,000	$ 450,000,000		$ 550,000,000	$ 550,000,000		$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000		$ 0	$ 1,000,000,000	$ 1,000,000,000	$ 1,500,000,000	$ 1,500,000,000		$ 950,000,000	$ 950,000,000		$ 750,000,000		$ 0			$ 41,000,000	[1]	$ 41,000,000	[1]		$ 42,000,000	[1]	$ 0	[1]	$ 4,000,000	$ 1,000,000	$ 390,000,000	$ 171,000,000
Short-term debt (commercial paper)		0	(690,000,000)
Current portion of long-term debt		561,000,000	5,000,000
Long-term debt		12,841,000,000	9,133,000,000
Debt instrument interest rate stated percentage							4.875%		3.25%		1.20%		6.125%		6.125%	5.75%		2.25%	2.25%		6.60%		6.60%	4.75%		4.125%	4.125%		2.75%	2.75%		4.00%	4.00%		6.25%		6.125%		5.75%	5.75%		5.75%	5.30%	5.30%								6.302%													1.20%
Debt instrument variable interest rate (as a percent)																																																2.30%		2.60%			9.77%
Maximum borrowing capacity under unsecured back-up credit facility																																																													1,250,000,000.00	1,250,000,000.00	1,000,000,000.0
Term of unsecured back-up credit facility (in years)																																																													4 years	5 years	5 years
Facility fee under unsecured back-up credit facility (as a percent)																																																																0.03%
Short-term debt, weighted average interest rate (as a percent)		0.27%	0.35%
Debt Instrument, Face Amount																			1,250,000,000.00										1,250,000,000.00				1,250,000,000.00											750,000,000																					750,000,000
Proceeds from issuance of long-term debt		3,964,000,000	1,239,000,000	1,463,000,000																									1,240,000,000																																										1,500,000,000
Principal amount of unsecured notes issued																										550,000,000													950,000,000
Proceeds from Issuance of Senior Long-term Debt	4,000,000,000
Maximum aggregate principal amount of tender offer																																																																		1,000,000,000	1,325,000,000
Tender premium on extinguishment of debt																																																																			332,000,000
Write-off of unamortized deferred financing costs																																																																			13,000,000
Tender fees on extinguishment of debt																																																																			3,000,000
Loss on early extinguishment of debt		0	348,000,000	0																																																															348,000,000
Long-term debt assumed in connection with business acquisition																																																																						110,000,000
Repayments of long-term debt		0	1,718,000,000	2,122,000,000																																																																50,000,000	60,000,000
Repurchase of outstanding ECAPS through tender offer																																														1,000,000	958,000,000
Aggregate maturities of long-term debt:
2014		561,000,000
2015		576,000,000
2016		1,200,000,000
2017		1,300,000,000
2018		$ 1,300,000,000

[1]	The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.3% and 2.6% at December 31, 2013 and 2012.(2)Deferred acquisition payables are denominated in Brazilian real and bear interest at the Brazilian interbank deposit certificate rate which was 9.77% at December 31, 2013.